REVENUE - Change in Contract Balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Change In Contract With Customer Asset [Roll Forward]
Contract with customer, asset, net, beginning balance	$ 24,376
Services provided and billed in current period	226,388
Payments received for services billed in current period	(208,523)
Contract with customer, asset, net, ending balance	18,656
Change In Contract With Customer Liability [Roll Forward]
Contract with customer, liability, beginning balance	(31,296)
Deferred commissioning period billing	4,220
Contract with customer, liability, ending balance	(27,076)
Contract with Customer, Asset, Payment Received for Services Billed in Prior Period	$ 23,585